Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt
Debt

Note 10. Debt

Our long-term debt was as follows:

(Thousands)	June 30, 2022	December 31, 2021
Term loan	$232,961	$235,668
ABL facility	72,842	51,890
International trade finance lines	67,871	4,510
International notes payable	3,516	3,126
Other loans	7	25
Total debt	377,197	295,219
Unamortized debt costs	(4,125)	(4,910)
Current maturities of long-term debt	(8,157)	(8,735)
Short-term debt	(67,871)	(4,510)
Long-term debt, net	$297,044	$277,064

Prior Term Loan Facility

On February 28, 2020, WBS, as borrower, borrowed $240.0 million of term loans from various financial institutions pursuant to a loan and security agreement (the “Prior Term Loan Agreement”) (such term loans, the “Prior Term Loan Facility”). The Prior Term Loan Facility, which was secured by substantially all the assets of WBS, accrued interest quarterly, at the borrower’s option, at the LIBOR or Prime Rate plus an Applicable Margin, as such terms were defined in the Prior Term Loan Agreement, that corresponded to our total leverage ratio at the end of each quarter. All outstanding loans during the period presented accrued interest at the LIBOR Rate, and the interest rate on the Prior Term Loan Facility was 9.75% on June 30, 2022.

The outstanding Prior Term Loan Facility also carried a Payment-in-Kind (“PIK”) interest rate of 0.25% that accrued to the outstanding balance quarterly as long as the Run-Rate EBITDA, as such term is defined in the Prior Term Loan Agreement, was under certain defined thresholds. For the three and six months ended June 30, 2022, $0.1 million and $0.3 million of PIK interest was accrued, respectively. For the three and six months ended June 30, 2021, $0.4 million and $1.0 million of PIK interest was accrued, respectively.

Principal payments on the Prior Term Loan Facility were due quarterly, in the amount of 0.625% of the original principal beginning June 30, 2021, 0.9375% of the original principal beginning June 30, 2023, and 1.25% of the original principal balance beginning June 30, 2024 through maturity.

We incurred $5.6 million of financing fees in connection with the issuance of the Prior Term Loan Facility. The financing fees were being amortized using the straight-line method, which is approximate to the effective interest method, over a period of five years, which represents the term to maturity of the Prior Term Loan Facility.

On July 13, 2022, the Company entered into Amendment No. 6 to the Prior Term Loan Agreement (the “Sixth Term Loan Amendment”) to permit the Wooster Pre-fund, as defined in Note 18. The Sixth Term Loan Amendment included the following modifications: (i) permitting the incurrence of subordinated debt from Wooster in the form of the Convertible Note, as defined in Note 18; (ii) extending the PIK interest period to December 31, 2022; (iii) amending the definitions of EBITDA, Fixed Charge Coverage Ratio and Total Debt (which excludes the Convertible Note); and (iv) amending the level of the Minimum Liquidity covenant that the Company is required to comply with. The definition of EBITDA was modified to increase the cap on add-backs for the quarter ended June 30, 2022 and the quarter ended September 30, 2022 from 15% of EBITDA to 20% of EBITDA. The Wooster Pre-fund, together with the Sixth Term Loan Amendment, allowed the Company to meet increased capital expenditure and working capital needs of the business and to remain in compliance with its financial covenants as of June 30, 2022.

In connection with the closing of the Transaction, all outstanding Prior Term Loan Facility balances were repaid, and the associated Prior Term Loan Agreement was terminated. See Note 18 for additional disclosures related to the new credit agreement.

Prior ABL Facility

On February 28, 2020, WBS, as borrower, entered into a credit agreement with Bank of America as administrative agent (the “Prior ABL Credit Agreement”) that created an asset-based loan of $90.0 million (the “Prior ABL Facility”). Proceeds from the Prior ABL Facility could be used for any lawful corporate purposes, including working capital. Depending on the loan type, interest accrued, at the borrower’s option, at the LIBOR or Base Rate plus an Applicable Margin, as such terms were defined in the Prior ABL Credit Agreement. The Applicable Margin ranged from 1.50% to 3.00% for LIBOR Rate loans and 0.50% to 2.00% for Base Rate loans.

We incurred related financing fees of $2.6 million which were capitalized and reported within other long-term assets on our Condensed Consolidated Balance Sheets and were being amortized using the straight-line method over the duration of the amended Prior ABL Facility.

As of June 30, 2022, our total availability under the Prior ABL Facility was $14.5 million, which was based on our borrowing base (accounts receivables and inventory as of May 31, 2022). As of June 30, 2022, we had $72.8 million of outstanding borrowings under the Prior ABL Facility and $2.7 million of outstanding letters of credit. The Prior ABL Facility carried a commitment fee on any of the unused commitment of 0.375% per annum. The weighted average effective interest rate on our outstanding borrowings was 5.8% on June 30, 2022.

On July 13, 2022, the Company entered into Amendment No. 4 to the Prior ABL Credit Agreement, which included the following modifications: (i) permitting the incurrence of the Wooster Pre-fund, as defined in Note 18, and (ii) amending the definitions of EBITDA, Fixed Charge Coverage Ratio and Total Debt (which excludes the Convertible Note, as defined in Note 18). The definition of EBITDA was modified to increase the cap on add-backs for the quarter ended June 30, 2022 and the quarter ended September 30, 2022 from 15% of EBITDA to 20% of EBITDA.

In connection with the closing of the Transaction, all outstanding Prior ABL Facility balances were repaid, and the associated Prior ABL Credit Agreement was terminated. Outstanding letters of credit will be replaced by letters of credit under the new credit agreement entered into in connection with the Transaction. See Note 18 for additional disclosures related to the new credit agreement.

Covenant Compliance

The respective loan and security agreements, as amended, governing the Prior ABL Facility and the Prior Term Loan Facility each contain a number of covenants and restrictions, including covenants that limit our and certain of our subsidiaries’ ability, subject to certain exceptions and qualifications, to (i) pay dividends or make distributions, repurchase equity securities, prepay subordinated debt or make certain investments, (ii) incur additional debt or issue certain disqualified stock or preferred stock, (iii) create or incur liens on assets securing indebtedness, (iv) merge or consolidate with another company or sell all or substantially all of our assets taken as a whole, (v) enter into transactions with affiliates, and (vi) sell assets. The covenants and restrictions are substantially similar across both credit facilities. As of June 30, 2022, and the Closing, we were in compliance with covenants under both the Prior Term Loan Facility and Prior ABL Facility. As of August 29, 2022, upon termination of the Prior Term Loan Facility and Prior ABL Facility, the Company is no longer subject to the covenants and restrictions under these agreements.

Under the terms of the Credit Agreement entered into on August 29, 2022, beginning on September 30, 2022, the Company will be subject to a number of covenants and restrictions, including a maximum net leverage ratio and minimum interest coverage ratio, each as defined in the Credit Agreement.

International Debt and Lending Facilities

At June 30, 2022, Westrock Coffee International, LLC, an Arkansas limited liability company and wholly owned subsidiary of the Company, through its subsidiary Falcon Coffees Limited (“Falcon”) had a $1.6 million promissory note payable with responsAbility SICAV (Lux), split into two tranches. Proceeds from the note are restricted for the sole purpose of financing Falcon’s trading activities. The note was amended in January 2022 to adjust the maturity of certain tranches, and to re-set interest rates. Borrowings on the note bear interest at a fixed rate of 9.5% for both the $0.9 million tranche and the $0.7 million tranche maturing on September 30, 2022 and December 31, 2022, respectively. Westrock Coffee International, LLC, through its subsidiary Rwanda Trading Company, maintains two mortgage-backed lending facilities with a local bank in Rwanda: a short-term trade finance facility with a balance of $8.9 million at June 30, 2022 and a long-term note payable with a balance of $1.9 million at June 30, 2022.

Falcon maintains a working capital trade finance facility with multiple financial institutions, which prior to March 16, 2022, was agented by Brown Brothers Harriman (“BBH”), a related party of the Company through its equity interests in the Company, and was reported as short-term related party debt on the Condensed Consolidated Balance Sheets. On March 16, 2022, Falcon refinanced its working capital trade finance facility, and the facility was transferred to different lenders with the same terms as the previous facility. At the time of refinance, there was $49.3 million outstanding under the facility. The new facility is uncommitted, repayable on demand and secured by Falcon’s assets. The facility is renewable on an annual basis beginning in March 2023. On April 29, 2022, the facility size increased from $50 million to $55 million and subsequently, on June 16, 2022, the facility size increased to $62.5 million. At June 30, 2022, there was $52.0 million outstanding under the facility, which is recorded in short-term debt in the Condensed Consolidated Balance Sheets. Interest is payable monthly at the U.S. Prime Rate plus 1.50%, subject to a minimum rate of 5.00%. The facility carries an agent fee of 0.25% of total available capital. Availability under the facility is subject to a borrowing base calculation. The credit facility is secured by substantially all liquid assets of Falcon. Falcon’s facility contains certain restrictive financial covenants which require Falcon to maintain certain levels of working capital, debt, and net worth. Falcon was in compliance with these financial covenants as of June 30, 2022.

Subordinated Related Party Debt

On February 28, 2020, we issued $13.3 million of subordinated debt (the “Subordinated Notes”) to Wooster Capital, LLC (“Wooster”) and Jo Ellen Ford, related parties of the Company through their equity ownership and relation with Joe Ford, the chairman of our board of directors. The Subordinated Notes provided for maturity on the earlier of (i) six months after the Prior Term Loan Facility due in 2025 is paid in full or (ii) 10 years from the date of issuance (February 2030). Interest was payable quarterly at the end of each calendar quarter at a rate of 6% per annum.

Substantially concurrently with the closing of the Transaction and pursuant to the terms of their respective subscription agreements with the Company, Wooster and Jo Ellen Ford contributed their respective Subordinated Notes to the Company and in exchange for such contribution, the Company issued shares of common stock, par value $0.01 per share, of the Company (“Common Stock”) to Wooster and Jo Ellen Ford. The Company issued a total of 1,330,000 shares of Common Stock in exchange for the contribution of the Subordinated Notes, which were subsequently extinguished.

Note 13. Debt

Our long-term debt as of December 31, 2021 and 2020 was as follows:

(Thousands)	December 31, 2021	December 31, 2020
Term loan	$235,668	$238,990
ABL facility	51,890	39,757
International trade finance lines	4,510	6,447
International notes payable	3,126	3,321
Other loans	25	103
Total debt	295,219	288,618
Unamortized debt costs	(4,910)	(4,800)
Current maturities of long-term debt	(8,735)	(6,108)
Short-term debt	(4,510)	(6,447)
Long-term debt, net	$277,064	$271,263

The debt payments required in each of the next five years and thereafter are as follows:

(Thousands)
2022	$13,245
2023	8,473
2024	11,444
2025	262,057
2026	—
Thereafter	—
Total	$295,219

Term Loan due in 2025

On February 28, 2020, Westrock Coffee Company, LLC, as borrower, borrowed $240.0 million of term loans from various financial institutions pursuant to a loan and security agreement (the “Term Loan Agreement”) that terminates on February 28, 2025 (such term loans, the “Term Loan”). The Term Loan, which is secured by substantially all the assets of WCC, accrues interest quarterly, at the borrower’s option, at the LIBOR or Prime rate plus an Applicable Margin, as such terms are defined in the Term Loan Agreement, that corresponds to our total leverage ratio at the end of each quarter. All outstanding loans currently accrue interest at the LIBOR Rate, and the interest rate on such Term Loans was 9.75% at December 31, 2021.

The outstanding Term Loan also carries a Payment-in-Kind (“PIK”) interest rate of 0.75% through June 30, 2021, with a step down to 0.25% thereafter that accrues to the outstanding balance quarterly as long as the Run-Rate EBITDA, as such term is defined in the Term Loan Agreement, is under certain defined thresholds. For the years ended December 31, 2021 and 2020, $1.8 million and $0.8 million of PIK interest was accrued, respectively.

Principal payments on the Term Loan are due quarterly, in the amount of 0.25% of the original principal beginning June 30, 2020, 0.625% of the original principal beginning June 30, 2021, 0.9375% of the original principal beginning June 30, 2023, and 1.25% of the original principal balance beginning June 30, 2024 through maturity.

We incurred $5.6 million of financing fees in connection with the issuance of the Term Loan. The financing fees are being amortized using the straight-line method, which is approximate to the effective interest method, over a period of five years, which represents the term to maturity of the Term Loan.

On February 5, 2021 and February 26, 2021, we amended the Term Loan Agreement to include, among other things: (i) a waiver to provide interim period financial statements within the timeframe originally provided; (ii) the definitions of Applicable Margin, EBITDA, Liquidity, PIK Interest, Run Rate EBITDA; (iii) increased qualified cash that may be netted against debt for certain covenant calculations from $10 million to $15 million; (iv) added requirements to deliver a calculation of liquidity, cash flow forecast, sales report, and variance analysis with management commentary weekly; (v) increased the number of Lender Meetings from two times per Fiscal Year to no more than one time each month until December 31, 2021; (vi) included a cap on maximum Capital Expenditures until June 30, 2021; (vii) amended applicable periods and application ratios for Fixed Charge Coverage Ratio and Total Leverage Ratio (applied retrospectively to the December 31, 2020 calculations); and (viii) added a minimum Liquidity financial covenant until the quarter ending September 30, 2021.

On November 22, 2021, the Company entered into Amendment No. 5 to the Term Loan Agreement (the “Fifth Term Loan Amendment”), which (i) delayed the application of our Fixed Charge Coverage Ratio until the quarter ended September 30, 2022, amended the limits of our Total Leverage Ratio, Maximum Capital Expenditures covenant and the Minimum Liquidity covenant; (ii) reduced the PIK interest rate to 0.25%; and (iii) required a capital call agreement that can be called if the Company is not in compliance with the applicable covenants at June 30, 2022. Proceeds from any capital call will be required to be used to pay down debt.

US Asset-Based Lending Facility

On February 28, 2020, Westrock Coffee Company, LLC, as borrower, entered into a credit agreement with Bank of America as Administrative Agent that created an asset-based loan of $90.0 million (the “ABL Facility”). The ABL Credit Agreement has subsequently been amended by Amendment No. 1, dated September 30, 2020. Proceeds from the ABL Facility may be used for lawful corporate purposes, including working capital. The ABL Facility terminates on the earlier of (i) February 28, 2025 and (ii) ninety-one days prior to the maturity of the Term Loan. Depending on the loan type, interest accrues, at the borrower’s option, at the LIBOR or Base Rate plus an Applicable Margin, as such terms are defined in the loan and security agreement governing the ABL Facility. The Applicable Margin ranges from 1.50% to 3.00% for LIBOR Rate loans, and 0.50% to 2.00% for Base Rate loans.

We incurred related financing fees of $2.6 million which were capitalized and reported within other long-term assets on our Consolidated Balance Sheets and are being amortized using the straight-line method over the duration of the amended ABL Facility.

As of December 31, 2021, our total availability under the ABL Facility was $35.4 million, which was based on our borrowing base (accounts receivables and inventory as of November 30, 2021). As of December 31, 2021, we had $51.9 million of outstanding borrowings under the ABL Facility and $2.7 million of letters of credit. The ABL Facility carries a commitment fee on any of the unused commitment of 0.375% per annum. The weighted average effective interest rate on our outstanding borrowings was 4.1% at December 31, 2021.

Covenant Compliance

The respective loan and security agreements, as amended, governing the ABL Facility and the Term Loan each contain a number of covenants and restrictions, including covenants that limit our and certain of our subsidiaries’ ability, subject to certain exceptions and qualifications, to (i) pay dividends or make distributions, repurchase equity securities, prepay subordinated debt or make certain investments, (ii) incur additional debt or issue certain disqualified stock or preferred stock, (iii) create or incur liens on assets securing indebtedness, (iv) merge or consolidate with another company or sell all or substantially all of our assets taken as a whole, (v) enter into transactions with affiliates, and (vi) sell assets. The covenants and restrictions are substantially similar across both credit facilities. As of December 31, 2021, and the date of these financial statements, we were in compliance with covenants under both the Term Loan and ABL Facility.

International Debt and Lending Facilities

At December 31, 2021, Westrock Coffee International, LLC, through its subsidiary Falcon Coffees Limited (“Falcon”) had a $2.5 million promissory note payable with responsAbility SICAV (Lux), split into three tranches. Proceeds from the note are restricted for the sole purpose of financing Falcon’s trading activities. The note was amended in January 2022 to adjust the maturity of certain tranches, and to re-set interest rates. Borrowings on the note bear interest at a fixed rate of 10.25% for the $0.9 million tranche maturing on June 30, 2022, and 9.5% on the tranches of $0.9 million and $0.7 million maturing on September 30, 2022 and December 31, 2022, respectively. Westrock Coffee International, LLC, through its subsidiary Rwanda Trading Company, maintains two mortgage-backed lending facilities with a local bank in Rwanda: a short-term trade finance facility with a balance of $4.5 million at December 31, 2021 and a long-term note payable with a balance of $0.6 million at December 31, 2021.

Related Party Debt

Falcon maintains a working capital trade finance facility with multiple financial institutions agented by Brown Brothers Harriman (“BBH”), a related party through common ownership. The facility was originally scheduled to mature December 31, 2021, but has been amended to extend the maturity to March 31, 2022 while the Company finalizes its refinancing of this arrangement. At December 31, 2021, there was $34.2 million outstanding under the facility, which is recorded in short-term related party borrowing in the Consolidated Financial Statements. Interest is payable monthly at the U.S. Prime Rate plus 1.50%, subject to a minimum rate of 5.00%. The facility carries an agent fee of 0.25% of total available capital. Availability under the facility is subject to a borrowing base calculation. The credit facility is secured by substantially all liquid assets of Falcon. Falcon’s facility with BBH contains certain restrictive financial covenants which require Falcon to maintain certain levels of working capital, debt, and net worth. Falcon was in compliance with these financial covenants as of December 31, 2021.

On February 28, 2020, we issued $13.3 million of subordinated debt (the “Subordinated Notes”) to Wooster Capital, LLC (“Wooster”) and Jo Ellen Ford. The Subordinated Notes will mature on the earlier of i) six months after the Term Loan due in 2025 is paid in full or ii) 10 years from the date of issuance (February 2030). Interest is payable quarterly at the end of each calendar quarter at a rate of 6% per annum. The proceeds of the Subordinated Notes were used to fund a portion of the purchase price of the acquisition of S&D and to pay related fees and expenses.